Property, Equipment, and Capitalized Software (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense recognized	$ 49	$ 35	$ 27
Amortization of capitalized software	$ 52	$ 59	$ 46